Net Loss Per Unit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss Per Unit
Summary of company's basic and diluted loss per unit

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(23,432,428)	$(7,914,338)	$(47,576,985)	$(29,170,736)
Dividend	(573,562)	(529,770)	(1,675,090)	(1,541,762)
Earnings available for common units	$(24,005,990)	$(8,444,108)	$(49,252,075)	$(30,712,498)
Denominator:
Weighted average common units outstanding (basic)	318,340,442	64,319,210	318,340,442	64,024,061
Dilutive effect of potential membership units	—	—	—	—
Weighted average common units outstanding (diluted)	318,340,442	64,319,210	318,340,442	64,024,061
Basic earnings per unit	$(0.08)	$(0.13)	$(0.15)	$(0.48)
Diluted earnings per unit	$(0.08)	$(0.13)	$(0.15)	$(0.48)

	Year Ended December 31,
	2023	2022
Numerator:
Net (loss)	$(35,532,791)	$(15,279,488)
Dividend	(2,082,277)	(1,927,830)
Earnings available for common units	$(37,615,068)	$(17,207,318)
Denominator:
Weighted average common units outstanding (basic)	188,579,085	67,134,921
Dilutive effect of potential membership units	—	—
Weighted average common units outstanding (diluted)	188,579,085	67,134,921
Basic earnings per unit	$(0.20)	$(0.26)
Diluted earnings per unit	$(0.20)	$(0.26)